SCHEDULE OF SEGMENT REPORTING REVENUE BY REGION (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 23,844,556	$ 29,522,353	$ 29,908,561
CHINA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	23,542,870	28,971,115	28,756,333
Overseas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 301,686	$ 551,238	$ 1,152,228